Description of Business and Summary of Significant Accounting Policies (Detail) shares in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) Segment shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares
Organization And Summary Of Significant Accounting Policies [Line Items]
Number of reportable segments | Segment		2
Restricted stock units outstanding to purchase shares included in diluted earnings per common share | shares		5	6	8
Increase (decrease) in depreciation expenses		$ 14,741,000,000	$ 14,227,000,000	$ 14,323,000,000
Wireless license period		10 years
Decrease of cash flows from operating activities		$ (25,305,000,000)	(22,810,000,000)	(39,027,000,000)
Increase of cash flows from investing activities		(19,372,000,000)	(10,983,000,000)	(30,043,000,000)
Retained earnings		35,635,000,000	15,059,000,000
Accounting Standards Update 2017-07
Organization And Summary Of Significant Accounting Policies [Line Items]
Impact of retrospective adoption of ASU on consolidated operating income			2,200,000,000
Impact of retrospective adoption of ASU on consolidated net income	$ 0		0
Accounting Standards Update 2016-15
Organization And Summary Of Significant Accounting Policies [Line Items]
Decrease of cash flows from operating activities		600,000,000	1,100,000,000
Increase of cash flows from investing activities		600,000,000	$ 1,100,000,000
Minimum | Accounting Standards Update 2014-09
Organization And Summary Of Significant Accounting Policies [Line Items]
Retained earnings		$ 4,000,000,000
Minimum | Leasehold improvements
Organization And Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment useful life		5 years	5 years
Maximum | Accounting Standards Update 2014-09
Organization And Summary Of Significant Accounting Policies [Line Items]
Retained earnings		$ 4,600,000,000
Maximum | Leasehold improvements
Organization And Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment useful life		20 years	20 years
Property Plant and Equipment by Estimated Useful Life
Organization And Summary Of Significant Accounting Policies [Line Items]
Increase (decrease) in depreciation expenses		$ 300,000,000	$ 300,000,000	$ 400,000,000
Property Plant and Equipment by Estimated Useful Life | Leasehold improvements
Organization And Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment useful life			7 years	5 years
Increase (decrease) in depreciation expenses			$ 200,000,000
Non-Network Internal-Use Software | Minimum
Organization And Summary Of Significant Accounting Policies [Line Items]
Useful life for finite-lived intangible assets, years		3 years
Non-Network Internal-Use Software | Maximum
Organization And Summary Of Significant Accounting Policies [Line Items]
Useful life for finite-lived intangible assets, years		7 years